INVENTORIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Raw materials	$ 35,111	$ 22,581
Work in progress	143	423
Finished products	36,755	38,394
Inventories, Net	72,009	61,398
Inventory write-off	1,980	$ 1,907	$ 2,919
Outstanding inventory purchase orders	$ 18,162